NON-CONTROLLING INTERESTS - GP REU Distributions and Summary (Details) - USD ($) $ / shares in Units, $ in Millions		2 Months Ended	12 Months Ended
	Jun. 16, 2023	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Redeemable and exchangeable partnership units, exchange ratio			1
Total cost of shares repurchased and cancelled			$ 43
Revenues			5,038	$ 4,711	$ 4,096
Net income (loss)			616	138	(66)
Comprehensive income			2,036	2,628	2,700
Property, plant and equipment, at fair value			64,005	54,283
Total assets			76,128	64,111
Total Liabilities			$ 46,149	$ 37,825
Bought Deal Basis
Disclosure of subsidiaries [line items]
Proceeds from issuing shares	$ 500
Brookfield Asset Management
Disclosure of subsidiaries [line items]
Ownership percentage			47.00%
GP interests | Ownership interest in BRELP | Brookfield Asset Management
Disclosure of subsidiaries [line items]
Ownership percentage			1.00%
LP Units
Disclosure of subsidiaries [line items]
Number of shares authorized for repurchase (in shares)				14,361,497
Authorized shares as a percentage of issued and outstanding shares				5.00%
Number of shares repurchased (in shares)		496,254	441,363	0
Total cost of shares repurchased and cancelled			$ 43	$ 0
LP Units | Bought Deal Basis
Disclosure of subsidiaries [line items]
Number of shares issued (in shares)	8,200,000
Value Of Shares Issued	$ 30.35
Redeemable Exchangeable Partnership Units GP Units
Disclosure of subsidiaries [line items]
Ownership percentage			25.00%
Exchangeable shares
Disclosure of subsidiaries [line items]
Number of shares authorized for repurchase (in shares)				8,982,586
Exchangeable shares | Bought Deal Basis
Disclosure of subsidiaries [line items]
Number of shares issued (in shares)	7,430,000
Value Of Shares Issued	$ 33.80
Exchangeable shares | TerraForm Power
Disclosure of subsidiaries [line items]
Number of shares exchanged (in shares)			8,465	12,308
Ordinary shares
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)			287,164,340	275,358,750
Ordinary shares | Brookfield Asset Management
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)			74,339,049	68,749,416
Ordinary shares | TerraForm Power
Disclosure of subsidiaries [line items]
Payments for shares exchanged			$ 1	$ 1
Non-controlling interest
Disclosure of subsidiaries [line items]
Distributions			622	570	531
Revenues			2,446	2,263	$ 1,844
Property, plant and equipment, at fair value			33,879	26,312
Total Liabilities			$ 22,070	$ 16,584
Non-controlling interest | BRELP
Disclosure of subsidiaries [line items]
Dividends recognized as distributions to owners per share (in dollars per share)			$ 0.2253
Incentive distribution, percent			25.00%
Non-controlling interest | GP interests
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)			3,977,260	3,977,260	4,000,000
Distributions			$ 116	$ 100	$ 85
Net income allocated to non-controlling interests			111	92	$ 77
Non-controlling interests			$ 55	$ 59
Weighted average number of units (in shares)			4,000,000	4,000,000	4,000,000
Non-controlling interest | LP Units
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)			287,200,000		275,400,000
Weighted average number of units (in shares)			282,400,000	275,200,000	274,900,000
Non-controlling interest | LP Units | BRELP
Disclosure of subsidiaries [line items]
Dividends recognized as distributions to owners per share (in dollars per share)			$ 0.20
Incentive distribution, percent			15.00%
Non-controlling interest | Redeemable Exchangeable Partnership Units GP Units
Disclosure of subsidiaries [line items]
Ownership percentage			100.00%
Non-controlling interest | Exchangeable shares
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)			179,651,526	172,218,098
Weighted average number of units (in shares)			176,300,000	172,200,000	172,200,000
Non-controlling interest | Redeemable/exchangeable partnership units
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)			194,487,939	194,487,939	194,500,000
Weighted average number of units (in shares)			194,500,000	194,500,000	194,500,000
Non-controlling interest | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Revenues			$ 5,038	$ 4,711	$ 4,096
Net income (loss)			616	138	(66)
Comprehensive income			2,036	2,628	2,700
Net income allocated to non-controlling interests			(63)	(117)	(135)
Property, plant and equipment, at fair value			64,005	54,283
Total assets			76,128	64,111
Carrying value			29,702	24,850
Total Liabilities			46,149	37,825
Non-controlling interests			$ 2,684	2,892
BEPC Exchangeable Participating Noncontrolling Interests Holding Subsidiaries
Disclosure of subsidiaries [line items]
Number of shares redeemed (in shares)			0
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of subsidiaries [line items]
Net income (loss)			$ 111	92	77
Net income allocated to non-controlling interests			111	92	77
Non-controlling interests			55	59
General partnership interest in a holding subsidiary held by Brookfield | GP interests
Disclosure of subsidiaries [line items]
Distributions			5	6	5
Incentive distribution | GP interests
Disclosure of subsidiaries [line items]
Distributions			111	94	80
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Net income (loss)			(63)	(117)	(135)
Net income allocated to non-controlling interests			(63)	(117)	(135)
Non-controlling interests			2,684	2,892
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield | Redeemable/exchangeable partnership units
Disclosure of subsidiaries [line items]
Distributions			265	250	237
Limited partners’ equity
Disclosure of subsidiaries [line items]
Total cost of shares repurchased and cancelled			43
Net income (loss)			(91)	(166)	(191)
Limited partners’ equity | Redeemable/exchangeable partnership units | Brookfield Renewable
Disclosure of subsidiaries [line items]
Distributions			61	58	53
External Shareholders | Redeemable/exchangeable partnership units
Disclosure of subsidiaries [line items]
Distributions			180	162	156
Total BEPC exchangeable shares | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Distributions			241	220	209
BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Net income (loss)			(57)	(104)	(119)
Net income allocated to non-controlling interests			(57)	(104)	$ (119)
Non-controlling interests			$ 2,479	$ 2,561